Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 1,180		₨ 965	₨ 826
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	876		277	557
Foreign exchange gain, net	2,225		1,835	1,240
Miscellaneous income, net	0		0	0	[1]
Finance income	4,281	$ 52	3,077	2,623
Interest expense	(1,428)		(958)	(970)
Finance expense	(1,428)	(17)	(958)	(970)
Finance income, net	₨ 2,853	$ 35	₨ 2,119	₨ 1,653

[1]	Rounded to the nearest million.